UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                         811-3814

Reserve New York Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

1250 Broadway, New York, NY	10001
(Address of principal executive offices)	(Zip code)

Christina Massaro

The Reserve

1250 Broadway New York, NY 1001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-637-1700

Date of fiscal year end:	5/31

Date of reporting period:	6/30/09

Item 1. Proxy Voting Record.

The Registrant did not purchase portfolio securities for which it was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reserve New York Municipal Money-Market Trust

By (Signature and Title)*	/s/ Christina Massaro, Chief Compliance Officer

Date	August 17, 2009

*Print the name and title of each signing officer under his or her signature.